Intangible Assets, Net (Details) - Schedule of annual estimated amortization expenses for the intangible assets $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of annual estimated amortization expenses for the intangible assets [Abstract]
2022	$ 1,427
2023	449
2024	449
2025	449
2026 and thereafter	2,603
Total	$ 5,377